RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTIES
Capital credits from cooperatives	$ 4,511	$ 4,294	$ 9,189	$ 8,684	$ 10,922
Trapper Mining
RELATED PARTIES
Tri-State share (as a percent)			26.57%	26.57%	26.57%
Investment in coal mine			$ 14,100	$ 13,700
Capital credits from cooperatives			531	532	$ 532
Trapper Mining | Coal
RELATED PARTIES
Purchases			$ 17,700	$ 30,600	$ 16,900
Trapper Mining | Coal | Yampa
RELATED PARTIES
Percent of purchases supplied by related party			26.00%	35.00%	24.00%